RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
RELATED PARTY TRANSACTIONS
Related party transactions
For the purpose of these consolidated financial statements, transactions with related parties mainly comprise transactions between subsidiaries of the Group and the related parties of the Group.
Transactions with TCCC
TCCC exerts significant influence over the Group, as defined by IAS 24, “Related Party Disclosures”. As at 31 December 2020, 19.3% of the total outstanding Shares in the Group were owned by European Refreshments, a wholly owned subsidiary of TCCC. The Group is a key bottler of TCCC products and has entered into bottling agreements with TCCC to make, sell and distribute products of TCCC within the Group’s territories. The Group purchases concentrate from TCCC and also receives marketing funding to help promote the sale of TCCC products. Bottling agreements with TCCC for each of the Group’s territories extend through to 28 May 2026, with terms of 10 years, with each containing the right for the Group to request a 10 year renewal. Additionally, two of the Group’s 17 Directors are nominated by TCCC.
The Group and TCCC engage in a variety of marketing programmes to promote the sale of TCCC products in territories in which the Group operates. The Group and TCCC operate under an incidence based concentrate pricing model and funding programme, the terms of which are tied to the terms of our bottling agreements.
TCCC makes discretionary marketing contributions under shared marketing agreements to CCEP’s operating subsidiaries. Amounts to be paid to the Group by TCCC under the programmes are generally determined annually and are periodically reassessed as the programmes progress. Under the bottling agreements, TCCC is under no obligation to participate in the programmes or continue past levels of funding in the future. The amounts paid and terms of similar programmes with other franchises may differ.
Marketing support funding programmes granted to the Group provide financial support principally based on product sales or on the completion of stated requirements and are intended to offset a portion of the costs of the programmes.
Payments from TCCC for marketing programmes to promote the sale of products are classified as a reduction in cost of sales, unless the presumption that the payment is a reduction in the price of the franchisors’ products can be overcome. Payments for marketing programmes are recognised as product is sold.
The following table summarises the transactions with TCCC that directly impacted the consolidated income statement for the years presented:

	31 December 2020	31 December 2019	31 December 2018
	€ million	€ million	€ million
Amounts affecting revenue(A)	50	66	59
Amounts affecting cost of sales(B)	(2,555)	(2,962)	(2,860)
Amounts affecting operating expenses(C)	8	(22)	(18)
Total net amount affecting the consolidated income statement	(2,497)	(2,918)	(2,819)
(A) Amounts principally relate to fountain syrup and packaged product sales.
(B) Amounts principally relate to the purchase of concentrate, syrup, mineral water and juice, as well as funding for marketing programmes.
(C) Amounts principally relate to certain costs associated with new product development initiatives. In 2020, amounts also include the reimbursement of certain marketing expenses.

The following table summarises the transactions with TCCC that impacted the consolidated statement of financial position for the periods presented:

	31 December 2020	31 December 2019
	€ million	€ million
Amounts due from TCCC	146	103
Amounts payable to TCCC	167	233
Terms and conditions of transactions with TCCC
Outstanding balances on transactions with TCCC are unsecured, interest free and generally settled in cash. Receivables from TCCC are considered to be fully recoverable.
Refer to Note 1 for further information regarding the proposed acquisition of CCL, which includes the Co-operation agreement with TCCC with respect to the acquisition of TCCC’s 30.8% interest in CCL.
Transactions with Cobega companies
Cobega, S.A. (Cobega) exhibits significant influence over the Group, as defined by IAS 24, “Related Party Disclosures”. As a result of the consummation of the Merger, Cobega, which previously owned 56% of CCIP, indirectly owned 20.6% of the total outstanding Shares in the Group as at 31 December 2020 through its ownership interest in Olive Partners, S.A.. Additionally, five of the Group’s 17 Directors, including the Chairman, are nominated by Olive Partners, three of whom are affiliated with Cobega.
The principal transactions with Cobega are for the purchase of packaging materials, juice concentrate and maintenance services for vending machines. The following table summarises the transactions with Cobega that directly impacted the consolidated income statement for the years presented:

	31 December 2020	31 December 2019	31 December 2018
	€ million	€ million	€ million
Amounts affecting revenue(A)	1	1	3
Amounts affecting cost of sales(B)	(43)	(68)	(85)
Amounts affecting operating expenses(C)	(8)	(10)	(14)
Total net amount affecting the consolidated income statement	(50)	(77)	(96)
(A) Amounts principally relate to packaged product sales.
(B) Amounts principally relate to the purchase of packaging materials and concentrate.
(C) Amounts principally relate to certain costs associated with maintenance and repair services.
The following table summarises the transactions with Cobega that impacted the consolidated statement of financial position for the periods presented:

	31 December 2020	31 December 2019
	€ million	€ million
Amounts due from Cobega	4	3
Amounts payable to Cobega	14	16
There are no significant transactions with other related parties in the periods presented.
Transactions with key management personnel
Key management personnel are the members of the Board of Directors and the members of the Executive Leadership Team. The following table summarises the total remuneration paid or accrued during the reporting period related to key management personnel:

	31 December 2020	31 December 2019	31 December 2018
	€ million	€ million	€ million
Salaries and other short-term employee benefits(A)	20	35	23
Post-employment benefits	1	1	1
Share-based payments	6	9	9
Termination benefits	5	—	—
Total	32	45	33
(A) Short-term employee benefits include wages, salaries and social security contributions, paid annual leave and paid sick leave, paid bonuses and non-monetary benefits.
The Group did not have any loans with key management personnel and was not party to any other transactions with key management personnel during the periods presented.